Pay vs Performance Disclosure				12 Months Ended
	Apr. 01, 2023 $ / shares	May 15, 2022 $ / shares	Apr. 01, 2022 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PRIOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)	COMPENSATION ACTUALLY PAID TO PRIOR PEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(3)		NET INCOME ($M)	COMPANY SELECTED MEASURE: FX- NEUTRAL REVENUE ($M)(4)
							TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN
2023	$21,560,669	N/A	$24,813,140	N/A	$7,702,798	$8,603,146	$129.19	$219.40	$2,767	$10,060
2022	$16,950,325	N/A	$(18,130,627)	N/A	$8,547,469	$673,193	$120.01	$139.00	$(1,269)	$10,115
2021	$21,685,102	N/A	$45,448,713	N/A	$12,005,041	$10,293,743	$188.89	$193.58	$13,608	$10,232
2020	$34,835,839	$42,798,223	$47,240,184	$16,181,647	$8,031,459	$18,418,381	$141.16	$143.89	$5,667	$8,868

(1)
The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:

•
2023: Mr. Iannone served as our PEO, and Messrs. Priest, Boone and Garcia and Ms. Loeger served as the Non-PEO NEOs.

•
2022: Mr. Iannone served as our PEO, and Messrs. Priest, Boone, Garcia and Thompson and Ms. Loeger served as the Non-PEO NEOs. Mr. Thompson’s employment with the Company terminated on April 29, 2022.

•
2021: Mr. Iannone served as our PEO and Messrs. Priest, Boone, Thompson and Cring and Mses. Loeger and Yetto served as the Non-PEO NEOs. Mr. Cring’s and Ms. Yetto’s employment with the Company terminated on October 15, 2021 and March 16, 2021, respectively.

•
2020: Mr. Iannone served as our PEO, Mr. Schenkel served as our prior PEO, and Messrs. Cring, Lee and Thompson and Mses. Yetto and Jones served as the Non-PEO NEOs. Mr. Schenkel’s and Ms. Jones’s employment with the Company terminated on June 19, 2020 and December 16, 2020, respectively.

The dollar amounts reported are the amounts of total compensation reported for Mr. Iannone for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The 2023 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2023
	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table Total	$21,560,669	$7,702,798
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(17,045,644)	$(5,199,037)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$17,907,625	$5,476,937
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(331,984)	$(129,572)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,539,183	$467,253
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$497,878	$96,440
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$0	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$685,413	$188,327
Total	$20,298,115	$6,099,385
COMPENSATION ACTUALLY PAID	$24,813,140	$8,603,146

(*)
Compensation Actually Paid (“CAP”) excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement above.
PBRSU Valuation Assumptions
PBRSUs	Financial Metric Multiplier	TSR Realized Performance (Percentile)	Volatility	Risk-Free Interest Rate
2022 PBRSU	100% - 230%	25P - 50P	29.80%	4.56%
2023 PBRSU	100% - 230%	25P - 50P	33.46%	4.08%
Stock Option Valuation Assumptions
Grant date	Expected Term (years)**	Strike Price	Volatility***	Dividend Yield***	Risk-Free Interest Rate***
4/1/2022	5.81 - 6.25	$57.71	27.74%	2.41%	3.77% - 3.78%
5/15/2022	4.76 - 5.12	$46.65	27.74%	2.41%	3.75% - 3.77%
4/1/2023	5.32 - 5.83	$44.37	27.74%	2.41%	3.75% - 3.77%

(**)
Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.

(***)
Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.

(3)
The peer group for total shareholder return (“TSR”) for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.

(4)
The Company has identified FX-neutral revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance. FX-neutral revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2023 to the Company’s performance:

Company Selected Measure Name				FX- NEUTRAL REVENUE
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:

•
2023: Mr. Iannone served as our PEO, and Messrs. Priest, Boone and Garcia and Ms. Loeger served as the Non-PEO NEOs.

•
2022: Mr. Iannone served as our PEO, and Messrs. Priest, Boone, Garcia and Thompson and Ms. Loeger served as the Non-PEO NEOs. Mr. Thompson’s employment with the Company terminated on April 29, 2022.
•
2021: Mr. Iannone served as our PEO and Messrs. Priest, Boone, Thompson and Cring and Mses. Loeger and Yetto served as the Non-PEO NEOs. Mr. Cring’s and Ms. Yetto’s employment with the Company terminated on October 15, 2021 and March 16, 2021, respectively.

•
2020: Mr. Iannone served as our PEO, Mr. Schenkel served as our prior PEO, and Messrs. Cring, Lee and Thompson and Mses. Yetto and Jones served as the Non-PEO NEOs. Mr. Schenkel’s and Ms. Jones’s employment with the Company terminated on June 19, 2020 and December 16, 2020, respectively.

Peer Group Issuers, Footnote
(3)
The peer group for total shareholder return (“TSR”) for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.

PEO Total Compensation Amount				$ 21,560,669	$ 16,950,325	$ 21,685,102	$ 34,835,839
PEO Actually Paid Compensation Amount				$ 24,813,140	(18,130,627)	45,448,713	47,240,184
Adjustment To PEO Compensation, Footnote
(2)
The 2023 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2023
	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table Total	$21,560,669	$7,702,798
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(17,045,644)	$(5,199,037)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$17,907,625	$5,476,937
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(331,984)	$(129,572)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,539,183	$467,253
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$497,878	$96,440
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$0	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$685,413	$188,327
Total	$20,298,115	$6,099,385
COMPENSATION ACTUALLY PAID	$24,813,140	$8,603,146

(*)
Compensation Actually Paid (“CAP”) excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Non-PEO NEO Average Total Compensation Amount				$ 7,702,798	8,547,469	12,005,041	8,031,459
Non-PEO NEO Average Compensation Actually Paid Amount				$ 8,603,146	673,193	10,293,743	18,418,381
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The 2023 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2023
	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table Total	$21,560,669	$7,702,798
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(17,045,644)	$(5,199,037)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$17,907,625	$5,476,937
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(331,984)	$(129,572)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,539,183	$467,253
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$497,878	$96,440
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$0	$0
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$685,413	$188,327
Total	$20,298,115	$6,099,385
COMPENSATION ACTUALLY PAID	$24,813,140	$8,603,146

(*)
Compensation Actually Paid (“CAP”) excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Equity Valuation Assumption Difference, Footnote
PBRSU Valuation Assumptions
PBRSUs	Financial Metric Multiplier	TSR Realized Performance (Percentile)	Volatility	Risk-Free Interest Rate
2022 PBRSU	100% - 230%	25P - 50P	29.80%	4.56%
2023 PBRSU	100% - 230%	25P - 50P	33.46%	4.08%
Stock Option Valuation Assumptions
Grant date	Expected Term (years)**	Strike Price	Volatility***	Dividend Yield***	Risk-Free Interest Rate***
4/1/2022	5.81 - 6.25	$57.71	27.74%	2.41%	3.77% - 3.78%
5/15/2022	4.76 - 5.12	$46.65	27.74%	2.41%	3.75% - 3.77%
4/1/2023	5.32 - 5.83	$44.37	27.74%	2.41%	3.75% - 3.77%

(**)
Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.

(***)
Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.

Compensation Actually Paid vs. Total Shareholder Return
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Compensation Actually Paid vs. Net Income
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s FX-Neutral Revenue. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s FX-neutral revenue.

Total Shareholder Return Vs Peer Group
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Tabular List, Table

Most Important Financial Performance Measures:
•
FX-Neutral Revenue (the company-selected measure)—broad topline financial metric reflecting GMV performance while incentivizing business development and growth

•
Non-GAAP Operating Margin—incentivizes operational efficiency and profitability

•
Non-GAAP Net Income—incentivizes operational efficiency and profitability while also reflecting capital structure and tax impacts

Total Shareholder Return Amount				$ 129.19	120.01	188.89	141.16
Peer Group Total Shareholder Return Amount				219.4	139	193.58	143.89
Net Income (Loss)				$ 2,767,000,000	$ (1,269,000,000)	$ 13,608,000,000	$ 5,667,000,000
Company Selected Measure Amount				10,060,000,000	10,115,000,000	10,232,000,000	8,868,000,000
PEO Name				Mr. Iannone	Mr. Iannone	Mr. Iannone	Mr. Iannone
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Minimum				100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Maximum				230.00%	230.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, TSR Realized Performance, Minimum				25.00%	25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, TSR Realized Performance, Maximum				50.00%	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.74%	27.74%	27.74%	33.46%	29.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.08%	4.56%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, minimum	5 years 3 months 25 days	4 years 9 months 3 days	5 years 9 months 21 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years 9 months 29 days	5 years 1 month 13 days	6 years 3 months
Share Price | $ / shares	$ 44.37	$ 46.65	$ 57.71
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.41%	2.41%	2.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.75%	3.75%	3.77%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.77%	3.77%	3.78%
Measure:: 1
Pay vs Performance Disclosure
Name				FX-Neutral Revenue (the company-selected measure)—broad topline financial metric reflecting GMV performance while incentivizing business development and growth
Non-GAAP Measure Description
(4)
The Company has identified FX-neutral revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance. FX-neutral revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2023 to the Company’s performance:

Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP Operating Margin—incentivizes operational efficiency and profitability
Measure:: 3
Pay vs Performance Disclosure
Name				Non-GAAP Net Income—incentivizes operational efficiency and profitability while also reflecting capital structure and tax impacts
Prior Peo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 42,798,223
PEO Actually Paid Compensation Amount							$ 16,181,647
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (17,045,644)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				20,298,115
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				17,907,625
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(331,984)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,539,183
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				497,878
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				685,413
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,199,037)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,099,385
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,476,937
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(129,572)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				467,253
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				96,440
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 188,327